Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2008
                                               ---------------------------------
Check here if Amendment [ ]; Amendment Number:
                                               ------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Palisades Investment Partners, LLC
               ----------------------------------
Address:       1453 Third Street Promenade
               ----------------------------------
               Suite 310
               ----------------------------------
               Santa Monica, CA  91106
               ----------------------------------

Form 13F File Number: 28- 12995
                      --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
      ----------------------------------------------
Title:   Chairman, CIO, CCO
      ----------------------------------------------
Phone:   310-656-6300
      ----------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Quinn R. Stills                Santa Monica, CA                 4/29/08
----------------------------------  --------------------------------  ---------
  (Signature)                       (City, State)                    (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number         Name

28-   01190                     Russell Company
   ----------------------    ---------------------------------------------------
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:            0
                                        ------------------------
Form 13F Information Table Entry Total:       59
                                        ------------------------
Form 13F Information Table Value Total:     786,116
                                        ------------------------
                                              (thousands)


List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number        Name

               28-
     ----         ----------------------   ------------------------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE



COLUMN 1                     COLUMN 2              COLUMN 3  COLUMN 4         COLUMN 5     COLUMN 6   COLUMN 7       COLUMN 8
--------                     --------              --------  --------         --------     --------   --------       --------
                                                             VALUE      SHRS OF   SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS        CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
--------------               --------------        -----     --------   -------   ---  ---- ---------  --------  ----   ------  ----
ALLIANCE BERNSTEIN           UNIT LTD PARTNERSHIP
  HOLDING L.P.                     INTERESTS       01881G106   6,745     106,422  SH        SOLE                 29,600       76,822
AMER INTL GROUP                       COM          026874107  15,030     347,521  SH        SOLE                 93,900      253,621
TD AMERITRADE HLDG                    COM          87236Y108  14,134     856,103  SH        SOLE                236,300      619,803
ALLIED WASTE                          COM          019589308  21,191   1,960,313  SH        SOLE                533,926    1,426,387
BANK OF AMERICA CORP                  COM          060505104  12,293     324,260  SH        SOLE                 73,400      250,860
BANK OF NEW YORK MELLON CORP          COM          064058100  16,648     398,938  SH        SOLE                 90,821      308,117
BP AMOCO PLC ADR                   SPONS ADR       055622104  11,482     189,318  SH        SOLE                 53,301      136,017
ANHEUSER-BUSCH                        COM          035229103   6,899     145,391  SH        SOLE                 39,600      105,791
CBS CORP CL B                        CL B          124857202   8,682     393,214  SH        SOLE                106,800      286,414
CITADEL BROADCASTING                  COM          17285T106   1,464     882,169  SH        SOLE                274,713      607,456
CAPITAL ONE FIN                       COM          14040H105  14,819     301,073  SH        SOLE                 82,500      218,573
CHEVRONTEXACO CORPORATION             COM          166764100     922      10,800  SH        SOLE                  1,800        9,000
DELL INC                              COM          24702R101  14,246     715,162  SH        SOLE                194,500      520,662
DISCOVER FINANCIAL SVS                COM          254709108   9,730     594,384  SH        SOLE                161,900      432,484
DISNEY WALT CO                        COM          254687106  32,662   1,040,847  SH        SOLE                285,900      754,947
ELEC FOR IMAGIN                       COM          286082102   2,751     184,373  SH        SOLE                 44,000      140,373
EMC CORP MASS                         COM          268648102   6,564     457,748  SH        SOLE                 99,700      358,048
EMERSON ELECTRIC CO                   COM          291011104   7,565     147,000  SH        SOLE                 40,100      106,900
EMBARQ CORP COM                       COM          29078E105   6,399     159,585  SH        SOLE                 43,940      115,645
EATON CORP                            COM          278058102   8,757     109,917  SH        SOLE                 30,100       79,817
FANNIE MAE                            COM          313586109   6,360     241,630  SH        SOLE                 60,100      181,530
FREDDIE MAC                           COM          313400301  20,265     800,336  SH        SOLE                212,900      587,436
GENERAL ELECTRIC                      COM          369604103  15,626     422,223  SH        SOLE                 94,700      327,523
GENERAL MILLS                         COM          370334104   9,320     155,649  SH        SOLE                 38,700      116,949
GOLDMAN SACHS GROUP INC               COM          38141G104  25,056     151,498  SH        SOLE                 38,600      112,898
GLAXOSMITHKLINE PLC ADS            SPONS ADR       37733W105  10,714     252,505  SH        SOLE                 70,800      181,705
HANESBRANDS INC                       COM          410345102  15,914     544,996  SH        SOLE                149,400      395,596
HEWLETT-PACKARD                       COM          428236103  10,746     235,346  SH        SOLE                 56,700      178,646
INTERNATIONAL BUSINESS
  MACHINES                            COM          459200101  22,269     193,407  SH        SOLE                 52,100      141,307
JABIL CIRCUIT INC                     COM          466313103   3,556     375,909  SH        SOLE                104,600      271,309
JOHNSON & JOHNSON                     COM          478160104   7,883     121,519  SH        SOLE                 26,800       94,719
JANUS CAP GROUP INC                   COM          47102X105  18,732     804,990  SH        SOLE                219,500      585,490
JP MORGAN CHASE & CO                  COM          46625H100  22,453     522,769  SH        SOLE                136,900      385,869
COCA-COLA CO                          COM          191216100   6,920     113,681  SH        SOLE                 30,800       82,881

LEHMAN BROTHERS                       COM          524908100  17,416     462,689  SH        SOLE                127,400      335,289
LEXMARK INTL GROUP                   CL A          529771107  10,172     331,118  SH        SOLE                 89,900      241,218
MCDONALDS CORP                        COM          580135101   9,486     170,085  SH        SOLE                 46,500      123,585
MERRILL LYNCH                         COM          590188108  17,765     436,047  SH        SOLE                117,400      318,647
MERCK & COMPANY INC.                  COM          589331107   5,781     152,335  SH        SOLE                 41,500      110,835
MS DEAN WITTER                        COM          617446448   8,668     189,680  SH        SOLE                 49,500      140,180
PFIZER INC                            COM          717081103  34,014   1,625,124  SH        SOLE                430,300    1,194,824
PARKER HANNIFIN                       COM          701094104   8,266     119,324  SH        SOLE                 33,050       86,274
ROYAL DUTCH SHL CL A              SPONS ADR A      780259206   4,655      67,477  SH        SOLE                 18,300       49,177
SCHWAB CHARLES CORP                   COM          808513105   7,750     411,579  SH        SOLE                 98,100      313,479
STATE STREET CORP                     COM          857477103     877      11,100  SH        SOLE                 11,100            0
SYBASE INC                            COM          871130100   6,860     260,826  SH        SOLE                 68,900      191,926
AT&T INC.                             COM          00206R102  31,067     811,152  SH        SOLE                202,938      608,214
MOLSON COORS BREWING CO.             CL B          60871R209  15,130     287,807  SH        SOLE                 78,900      208,907
TIME WARNER INC                       COM          887317105  10,976     782,916  SH        SOLE                208,800      574,116
UNITED TECHNOLGIES                    COM          913017109  21,413     311,149  SH        SOLE                 76,800      234,349
VERIZON COMMUNICATIONS                COM          92343V104  15,670     429,897  SH        SOLE                102,600      327,297
WASH MUTUAL INC                       COM          939322103  11,933   1,158,591  SH        SOLE                313,000      845,591
WAL-MART STORES                       COM          931142103  34,844     661,429  SH        SOLE                175,600      485,829
WATSON PHARMACEUTICAL                 COM          942683103  12,688     432,758  SH        SOLE                117,400      315,358
WYETH                                 COM          983024100   7,745     185,459  SH        SOLE                 43,000      142,459
EXXON MOBIL CORP                      COM          30231G102  33,881     400,584  SH        SOLE                103,200      297,384
WAL MART STORES INC                   COM          931142103  26,394     555,314  SH        SOLE                159,100      396,214
WATSON PHARMACEUTICALS INC            COM          942683103  11,133     410,221  SH        SOLE                117,400      292,821
WYETH                                 COM          983024100   6,736     152,439  SH        SOLE                 43,000      109,439